Debt (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Summary of Outstanding Debt

The following table summarizes outstanding debt balances as of December 31, 2025 and December 31, 2024 (in thousands):

	Date of	Maturity	Effective	December 31,	December 31,
Instrument	Issuance	Date	Interest Rate	2025	2024
Genius Sports Italy Srl Mortgage	December 2010	December 2025	3.5%	$—	$19
				$—	$19
Less current portion of debt				—	(19)
Non-current portion of debt				$—	$—